Significant Accounting Policies - Concentration of Credit Risk, Cash and Cash Equivalents and Class A common stock subject to possible redemption (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Cash, FDIC Insured Amount	$ 250,000
Cash equivalents held in the Trust Account	$ 0	$ 0
Cash equivalents		$ 0	$ 0
Shares subject to possible redemption	20,052,944	20,096,488